Taxes (Details) - Schedule of Financial Accounting Basis and Tax Basis of Assets and Liabilities - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of Financial Accounting Basis and Tax Basis of Assets and Liabilities [Abstract]
Net operating loss carry-forward	$ 1,029,102	$ 752,944
Allowance of doubtful accounts	7,476	23,022
Valuation allowance	(1,036,578)	(775,966)
Total deferred tax assets